Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	June 30, 2024	June 30, 2025
	RMB	RMB
Right of use assets	3,313,215	3,976,798

Operating lease liabilities, current	2,425,135	2,078,397
Operating lease liabilities, noncurrent	1,044,068	1,934,528
Total operating lease liabilities	3,469,203	4,012,925

Other information about the Company’s leases is as follows:

	June 30, 2023	June 30, 2024	June 30, 2025
	RMB	RMB	RMB
Operating cash flows used in operating leases	2,144,171	1,999,242	2,175,762
Weighted average remaining lease term (years)	2.25	1.67	1.99
Weighted average discount rate	4.75%	4.55%	3.86%

Schedule of years of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025:

June 30, 2025
RMB
For the year ending June 30, 2026	2,149,526
For the year ending June 30, 2027	1,463,930
For the year ending June 30, 2028	523,235
Total lease payments	4,136,691
Less: imputed interest	(123,766)
Present value of lease liabilities	4,012,925